Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2023
Current prepayments [abstract]
Summary of Current Assets Prepayments

	June 30, 2023	June 30, 2022

	US$	US$
R&D Contract Research Organization	1,693,964	7,428,599
Insurance	717,064	1,086,847
Other prepayments	223,643	204,749
Total current prepayments	2,634,671	8,720,195